DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of December 31, 2021:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States Dollar	$6.4 million
Euro	€146.4 million
British Pound Sterling	£3.4 million
Chilean Peso	CLP 11.2 billion
South African Rand	R 450.8 million
Interest rate swap contract	$600.0 million
Bunker fuel hedges	13.2 thousand metric tons

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of December 31, 2021
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(222)	$—	$2,183
Non-designated cash flow hedges	(578)	—	202
Interest rate swap contracts	—	10,102	—
Bunker fuel hedges	—	—	1,023
	$(800)	$10,102	$3,408

Fair Value Measurements as of December 31, 2020
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Non-designated cash flow hedges	$(1,424)	$—	$—
	$(1,424)	$—	$—

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for all derivative instruments for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended December 31, 2021
	Gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales

Realized gains (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$2,399
Non-designated cash flow hedges	—	(403)
Bunker fuel hedges	—	2,358
Total net realized gains	$—	$4,354

Unrealized gains (losses):
Cash flow hedges	$1,336	$—
Non-designated cash flow hedges	—	388
Bunker fuel hedges	—	(1,645)
Interest rate swap contracts	10,102	—
Total net unrealized gains (losses)	$11,438	$(1,257)

	Year Ended December 31, 2020
	Gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales

Unrealized (losses):	(U.S. Dollars in thousands)
Non-designated cash flow hedges	$—	$(682)

Total net unrealized (losses)	$—	$(682)
There were no realized derivative gains or losses for the year ended December 31, 2020.

	Year Ended December 31, 2019
	Gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales

Realized gains:	(U.S. Dollars in thousands)
Non-designated cash flow hedges	$—	$128
Total net realized gains	$—	$128
Unrealized (losses):
Non-designated cash flow hedges	$—	$(12)

Total net unrealized (losses)	$—	$(12)